Premiums and Accounts Receivable	12 Months Ended
Dec. 31, 2015
Insurance [Abstract]
Premiums and Accounts Receivable
PREMIUMS AND ACCOUNTS RECEIVABLE
Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

	As of December 31,
	2015	2014
Insurance premiums receivable	$60,286	$64,352
Other receivables (1)	6,805	17,547
Allowance for uncollectible amounts	(4,310)	(4,432)
Total	$62,781	$77,467
(1) Includes the reclassification of assets held for sale as described in Note 3.